Hardman Johnston International Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 4.5%
Deutsche Telekom AG	135,641	$4,864,893

Consumer Discretionary - 14.4%
LVMH Moet Hennessy Louis Vuitton SE	4,310	2,313,662
MercadoLibre, Inc. (a)	1,246	2,957,867
Prosus NV	104,665	5,979,076
Suzuki Motor Corp.	388,567	4,269,409
		15,520,014

Financials - 16.7%
Commerzbank AG	173,657	6,332,557
HDFC Bank Ltd. - ADR	33,405	2,564,502
ICICI Bank Ltd. - ADR	94,793	3,194,524
Standard Chartered PLC	330,978	5,933,458
		18,025,041

Health Care - 15.9%
AstraZeneca PLC	36,482	5,322,440
Sandoz Group AG	103,962	5,945,476
UCB SA	27,059	5,813,768
		17,081,684

Industrials - 30.4%(b)
Airbus SE	26,533	5,334,600
Hitachi Ltd.	183,552	5,616,811
Leonardo SpA	45,337	2,443,809
Mitsubishi Heavy Industries Ltd.	214,474	5,120,866
Nexans SA	26,761	3,846,104
Rheinmetall AG	2,477	4,903,221
Safran SA	16,819	5,546,093
		32,811,504

Information Technology - 15.7%
ASML Holding NV	4,178	2,895,664
Atlassian Corp. - Class A (a)	4,882	936,270
Infineon Technologies AG	141,807	5,570,631
STMicroelectronics NV	85,010	2,160,443
Taiwan Semiconductor Manufacturing Co. Ltd.	140,277	5,400,564
		16,963,572
TOTAL COMMON STOCKS (Cost $76,752,289)		105,266,708

SHORT-TERM INVESTMENTS - 2.6%	Shares	Value
Money Market Funds – 2.6% First American Government Obligations Fund - Class X, 4.22%(c)	2,856,639	2,856,639
TOTAL SHORT-TERM INVESTMENTS (Cost $2,856,639)		2,856,639

TOTAL INVESTMENTS - 100.2% (Cost $79,608,928)		108,123,347
Liabilities in Excess of Other Assets - (0.2)%		(211,163)
TOTAL NET ASSETS - 100.0%		$107,912,184
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Hardman Johnston International Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,653,162	$95,613,546	$–	$105,266,708
Short-Term Investments	2,856,639	–	–	2,856,639
Total Investments	$12,509,801	$95,613,546	$–	$108,123,347

Refer to the Schedule of Investments for further disaggregation of investment categories.